Shareholder Report, Average Annual Return (Details) 74200166400_Franklin Dynamic Asset Allocation Equity Fund_Class P_TSR Annual {Class P}		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		29.57%	13.23%	13.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		29.45%	12.92%	15.12%
Putnam Equity Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Equity Blended Index
Average Annual Return, Percent	[1]	30.15%	12.03%	13.89%

[1]
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR and 6% MSCI Emerging Markets Index from inception to 1/31/26; and 75% Russell 3000 Index and 25% MSCI All Country World Ex-U.S. Index-NR thereafter.